Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets

The balance of intangible assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Computer software	7,963	8,393
License	780	780
Less: Accumulated amortization	(7,768)	(8,450)
Intangible assets, net	975	723

Summary of Amortization Expenses of Intangible Assets	The intangible assets amortization expenses for each of the following years are as follows:

Amortization
RMB
2025	473
2026	226
2027	24
Total	723